Pension Schemes - Gross liability (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans
Gross defined benefit liability at the beginning of the year	€ 248	€ 209
Current service cost	95	90
Interest cost		1
Administrative expenses	(1)
Taxes on contributions	(14)	(8)
Transfer reserves (terminated participants)		(60)
Actuarial loss due to change in experience assumptions	(87)
Actuarial gain due to change in financial assumptions	253	16
Gross defined benefit liability at the end of the year	€ 494	€ 248